Property, Plant And Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 4,708.9	$ 4,437.0
Less: accumulated depreciation	(2,537.0)	(2,253.0)
Property, plant and equipment, net	2,171.9	2,184.0
Land and improvements
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	186.5	189.7
Buildings
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	1,037.3	1,005.3
Machinery and equipment
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	2,249.3	2,210.0
Customer-leased instruments
Property, Plant and Equipment [Line Items]
Gross property, plant and equipment	$ 1,235.8	$ 1,032.0